Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Schedule of Finance Costs
	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
Interest on bank overdraft	61	132	136
Interest on bank borrowings	—	4	1
Interest on leases	11	13	13
	72	149	150